Sparkline Intangible Value ETF
Schedule of Investments
February 28, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Advertising, Public Relations, and Related Services - 0.2%
579	Nielsen Holdings PLC ADR	$10,086

Aerospace Product and Parts Manufacturing - 2.8%
75	Lockheed Martin Corp.	32,535
80	Northrop Grumman Corp.	35,371
496	Raytheon Technologies Corp.	50,939
		118,845
Agriculture, Construction, and Mining Machinery Manufacturing - 0.4%
78	AGCO Corp.	9,373
451	NOV, Inc.	7,735
		17,108
Architectural, Engineering, and Related Services - 0.5%
132	AECOM	9,591
91	Jacobs Engineering Group, Inc.	11,193
		20,784
Business Support Services - 0.2%
173	Genpact Ltd. ADR	7,238

Cable and Other Subscription Programming - 0.3%
395	DISH Network Corp. (a)	12,624

Clothing Stores - 0.2%
635	The Gap, Inc.	9,239

Communications Equipment Manufacturing - 4.5%
894	Apple, Inc.	147,617
229	Ciena Corp. (a)	15,668
431	Flex Ltd. ADR (a)	7,107
77	Motorola Solutions, Inc.	16,973
		187,365
Computer and Peripheral Equipment Manufacturing - 3.4%
156	Arista Networks, Inc. (a)	19,146
1,257	Hewlett Packard Enterprise Co.	20,012
767	HP, Inc.	26,354
229	NetApp, Inc.	17,949
496	Pure Storage, Inc. (a)	12,866
129	Seagate Technology Holdings PLC ADR	13,308
350	Western Digital Corp. (a)	17,829
32	Zebra Technologies Corp. (a)	13,227
		140,691

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
Computer Systems Design and Related Services - 6.9%
150	Accenture PLC ADR	$47,403
133	Amdocs Ltd. ADR	10,467
1,260	Cisco Systems, Inc.	70,270
315	Cognizant Technology Solutions Corp.	27,131
176	GoDaddy, Inc. (a)	14,680
365	International Business Machines Corp.	44,716
447	Juniper Networks, Inc.	15,104
113	Leidos Holdings, Inc.	11,508
54	ServiceNow, Inc. (a)	31,316
150	Splunk, Inc. (a)	17,715
		290,310
Couriers and Express Delivery Services - 0.5%
95	FedEx Corp.	21,116

Data Processing, Hosting, and Related Services - 0.8%
588	Dropbox, Inc. (a)	13,342
251	DXC Technology Co. (a)	8,541
103	Zendesk, Inc. (a)	12,017
		33,900
Department Stores - 0.8%
202	Kohl’s Corp.	11,235
455	Macy’s, Inc.	11,794
412	Nordstrom, Inc. (a)	8,545
		31,574
Depository Credit Intermediation - 5.1%
1,660	Bank of America Corp.	73,372
240	Capital One Financial Corp.	36,785
400	JPMorgan Chase & Co.	56,720
904	Wells Fargo & Co.	48,247
		215,124
Drugs and Druggists Sundries Merchant Wholesalers - 0.3%
225	Cardinal Health, Inc.	12,152

Educational Support Services - 0.2%
291	Chegg, Inc. (a)	9,100

Electrical Equipment and Component Manufacturing - 0.2%
87	Lumentum Holdings, Inc. (a)	8,601

Electronic Shopping and Mail-Order Houses - 5.2%
57	Amazon.com, Inc. (a)	175,062
432	eBay, Inc.	23,583
131	Etsy, Inc. (a)	20,290
		218,935
Electronics and Appliance Stores - 0.4%
158	Best Buy Co., Inc.	15,269

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.7%
196	BorgWarner, Inc.	$8,038
100	Cummins, Inc.	20,412
		28,450
Financial Investment Activities - 0.7%
489	Citigroup, Inc.	28,963

Gambling Industries - 0.2%
113	Scientific Games Corp. (a)	7,110

General Freight Trucking - 0.2%
138	XPO Logistics, Inc. (a)	10,030

General Merchandise Stores, Including Warehouse Clubs and Supercenters - 1.0%
219	Target Corp.	43,750

General Purpose Machinery Manufacturing - 0.9%
399	General Electric Co.	38,109

Glass and Glass Product Manufacturing - 0.6%
637	Corning, Inc.	25,735

Health and Personal Care Stores - 0.7%
285	CVS Health Corp.	29,540

Household Appliance Manufacturing - 0.2%
51	Whirlpool Corp.	10,265

Industrial Machinery Manufacturing - 0.8%
235	Applied Materials, Inc.	31,537

Information Services - 5.4%
29	Alphabet, Inc. (a)	78,333
59	Gartner, Inc. (a)	16,545
442	Meta Platforms, Inc. (a)	93,275
622	Pinterest, Inc. (a)	16,639
546	Twitter, Inc. (a)	19,410
		224,202
Insurance Carriers - 1.5%
199	Allstate Corp.	24,350
180	Hartford Financial Services Group, Inc.	12,506
212	Prudential Financial, Inc.	23,672
		60,528
Internet Publishing and Broadcasting and Web Search Portals - 2.3%
30	Alphabet, Inc. (a)	80,935
262	Zillow Group, Inc. (a)	15,004
		95,939
Management, Scientific, and Technical Consulting Services - 0.3%
181	Booz Allen Hamilton Holding Corp.	14,605

Medical and Diagnostic Laboratories - 0.2%
106	Natera, Inc. (a)	6,970

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
Medical Equipment and Supplies Manufacturing - 0.7%
689	Boston Scientific Corp. (a)	$30,433

Miscellaneous Manufacturing - 0.5%
489	Mattel, Inc. (a)	12,215
361	Newell Brands, Inc.	8,574
		20,789
Motor Vehicle Manufacturing - 1.7%
2,058	Ford Motor Co.	36,138
758	General Motors Co. (a)	35,414
		71,552
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 3.5%
122	Agilent Technologies, Inc.	15,904
165	Hologic, Inc. (a)	11,743
111	Keysight Technologies, Inc. (a)	17,468
404	Medtronic PLC ADR	42,416
351	Qualcomm, Inc.	60,369
		147,900
Nondepository Credit Intermediation - 1.5%
215	American Express Co.	41,826
164	Discover Financial Services	20,244
		62,070
Nonmetallic Mineral Product Manufacturing - 0.8%
219	3M Co.	32,554

Offices of Real Estate Agents and Brokers - 0.7%
155	CBRE Group, Inc. (a)	15,012
54	Jones Lang LaSalle, Inc. (a)	13,296
		28,308
Pharmaceutical and Medicine Manufacturing - 7.0%
291	AbbVie, Inc.	43,001
144	Amgen, Inc.	32,613
99	Biogen, Inc. (a)	20,890
692	Bristol-Myers Squibb Co.	47,520
485	Gilead Sciences, Inc.	29,294
69	Jazz Pharmaceuticals PLC ADR (a)	9,482
707	Merck & Co., Inc.	54,142
1,017	Pfizer, Inc.	47,738
55	United Therapeutics Corp. (a)	9,141
		293,821
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.8%
247	DuPont de Nemours, Inc.	19,110
118	Eastman Chemical Co.	13,979
		33,089
Rubber Product Manufacturing - 0.1%
314	Goodyear Tire & Rubber Co. (a)	4,864

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
Securities and Commodity Contracts Intermediation and Brokerage - 1.8%
119	Goldman Sachs Group, Inc.	$40,614
379	Morgan Stanley	34,390
		75,004
Semiconductor and Other Electronic Component Manufacturing - 8.3%
423	Advanced Micro Devices, Inc. (a)	52,186
1,324	Intel Corp.	63,155
201	Jabil, Inc.	11,620
530	Micron Technology, Inc.	47,096
454	NVIDIA Corp.	110,708
133	NXP Semiconductors N.V. ADR	25,286
275	ON Semiconductor Corp. (a)	17,218
74	Silicon Laboratories, Inc. (a)	11,374
38	Synaptics, Inc. (a)	8,681
		347,324
Software Publishers - 18.1%
142	Adobe, Inc. (a)	66,411
163	Akamai Technologies, Inc. (a)	17,646
127	Autodesk, Inc. (a)	27,969
288	Block, Inc. (a)	36,720
131	Cadence Design Systems, Inc. (a)	19,837
365	Change Healthcare, Inc. (a)	7,818
162	Dolby Laboratories, Inc.	12,166
134	Electronic Arts, Inc.	17,432
80	F5, Inc. (a)	16,068
66	Fortinet, Inc. (a)	22,738
39	HubSpot, Inc. (a)	20,475
453	Lyft, Inc. (a)	17,640
561	Microsoft Corp.	167,621
17	MicroStrategy, Inc. (a)(b)	7,531
120	New Relic, Inc. (a)	7,949
494	NortonLifeLock, Inc.	14,316
349	Nutanix, Inc. (a)	9,318
821	Oracle Corp.	62,371
66	Palo Alto Networks, Inc. (a)	39,221
104	Pegasystems, Inc.	9,060
92	PTC, Inc. (a)	10,238
317	salesforce.com, Inc. (a)	66,738
75	Synopsys, Inc. (a)	23,429
259	VMware, Inc.	30,386
106	Workday, Inc. (a)	24,279
		755,377
Support Activities for Mining - 1.5%
512	Baker Hughes Co.	15,043
491	Halliburton Co.	16,463
755	Schlumberger N.V. ADR	29,626
		61,132

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
Transportation Equipment Manufacturing - 0.5%
205	Harley-Davidson, Inc.	$8,467
94	Polaris, Inc.	11,422
		19,889
Travel Arrangement and Reservation Services - 0.5%
103	Expedia Group, Inc. (a)	20,199

Wired and Wireless Telecommunications Carriers - 2.8%
2,100	AT&T, Inc.	49,749
1,272	Verizon Communications, Inc.	68,268
		118,017
	TOTAL COMMON STOCKS (Cost $4,364,111)	4,158,116

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
6,612	First American Government Obligations Fund - Class X, 0.03% (c)	6,612
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,612)	6,612

MONEY MARKET FUNDS - 0.5%
20,750	First American Government Obligations Fund - Class X, 0.03% (c)	20,750
	TOTAL MONEY MARKET FUNDS (Cost $20,750)	20,750

	TOTAL INVESTMENTS (Cost $4,391,473) - 100.1%	4,185,478
	Other Liabilities in Excess of Assets - (0.1%)	(2,891)
	TOTAL NET ASSETS - 100.0%	$4,182,587

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a market value of $7,088 as of February 28, 2022.
(c)	Rate shown is the 7-day effective yield.

Sparkline Intangible Value ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2022, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Sparkline Intangible Value ETF
Assets*
Common Stocks	$4,158,116	$-	$-	$4,158,116
Investments Purchased with Proceeds from Securities Lending	6,612	-	-	6,612
Money Market Funds	20,750	-	-	20,750
Total Investments in Securities	$4,185,478	$-	$-	$4,185,478

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.